Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model - 2020 Plan [Member] - ¥ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model [Line Items]
Risk-free interest rate			1.80%
Volatility			37.34%
Dividend yield
Life of options (in years)		10 years	10 years
Fair value of underlying ordinary shares (in Yuan Renminbi per share)	[1]	¥ 689,400	¥ 830,200
Minimum [Member]
Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model [Line Items]
Risk-free interest rate		0.66%
Volatility		22.67%
Maximum [Member]
Share-Based Compensation (Details) - Schedule of fair value of option granted was estimated on the date of grant using the binominal option- pricing model [Line Items]
Risk-free interest rate		0.71%
Volatility		35.44%

[1]	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.